Fair Value Measurements (Details) - Recurring Basis [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Quoted Prices in Active Markets (Level 1) [Member]
Assets held in Trust	$ 129,127,500	$ 162,019,909	$ 159,718,098
Level 2 [Member]
Assets held in Trust
Significant Other Unobservable Inputs (Level 3) [Member]
Assets held in Trust
Money Market Fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets held in Trust	129,127,500	28,383	159,718,098
Money Market Fund [Member] | Level 2 [Member]
Assets held in Trust
Money Market Fund [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets held in Trust
U.S. Treasury Securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets held in Trust		161,991,526
U.S. Treasury Securities [Member] | Level 2 [Member]
Assets held in Trust
U.S. Treasury Securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets held in Trust